Defined benefit scheme (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of defined benefit plans [abstract]
Schedule of Principal Assumptions Used for Purposes of Actuarial Valuations

The principal assumptions used for the purposes of the actuarial valuations were as follows:

	Valuation at
	2 0 2 1	2 0 2 0
	%	%

Discount rate	2.05	1.73
Expected return on the plan assets	2.05	1.73

Rate of increase in compensation	4	4

Expected rate of termination:
0-1 years	35	35
1-2 years	30	30
2-3 years	25	25
3-4 years	15	15
4-5 years	15	15
5 years and more	7.5	7.5

Schedule of Present Value of Defined Benefit Obligation in Current Period

Changes in the present value of the defined benefit obligation in the current period were as follows:

	Year ended December 31,
	2021	2020	2021
	NIS	NIS	US Dollars

Opening defined benefit obligation	6,010	5,527	1,933
Current service cost	581	585	187
Interest cost	102	98	33
Actuarial losses arising from experience adjustments	(130)	122	(42)
Actuarial losses/(gains) arising from changes in financial assumptions	213	15	68
Benefits paid	(335)	(337)	(108)
Closing defined benefit obligation	6,441	6,010	2,071

Schedule of Defined Benefit Assets in Current Period

Changes in the fair value of the defined benefit assets in the current period were as follows:

	Year ended December 31,
	2021	2020	2021
	NIS	NIS	US Dollars

Opening defined benefit assets	4,105	4,041	1,320
Expected return on the plan assets	72	72	23
Changes in financial assumptions	446	(157)	144
Employer contribution	321	380	103
Benefits paid	(115)	(227)	(37)
Interest losses on severance payment allocated to remuneration benefits	(3)	(4)	(1)
Closing defined benefit assets	4,826	4,105	1,552

Schedule of Assets and Liabilities Recognized in Balance Sheets

Adaption of the current value of defined benefit plan liability and the fair value of the plan's assets to the assets and liabilities recognized in the Balance Sheets:

	Year ended December 31,
	2021	2020	2021
	NIS	NIS	US Dollars

Present value of funded liability	6,441	6,010	2,071
Fair value of plan assets - accumulated deposit in executive insurance	4,826	4,105	1,552
Net liability deriving from defined benefit obligation	1,615	1,905	519